Average Annual Total Returns - FidelityMid-CapStockFund-KPRO - FidelityMid-CapStockFund-KPRO - Fidelity Mid-Cap Stock Fund	Jun. 29, 2024
Fidelity Mid-Cap Stock Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	11.14%
Past 5 years	13.43%
Past 10 years	9.60%
SP004
Average Annual Return:
Past 1 year	16.44%
Past 5 years	12.62%
Past 10 years	9.27%